March 25, 2004


EDGAR FILING

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

     Re:     Viking Mutual Funds:
             --Viking Large-Cap Value Fund
             --Viking Small-Cap Value Fund
             1933 Act File No. 333-77993
             1940 Act File No. 811-9277

Dear Sir or Madam:

     Transmitted herewith for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, is a supplement dated March 25, 2004 to the current prospectus of the above-named registrant, dated
April 30, 2003. The supplement contains information concerning the breakpoint scale for sales charges.

     Please contact me at (701) 852-1264 or Fatima Sulaiman of Kirkpatrick & Lockhart LLP, counsel to the registrant, at (202) 778-9223 if you have any questions about this filing.

                              Sincerely,


                              Douglas P. Miller


Enclosure







                             VIKING MUTUAL FUNDS


                Supplement to the Prospectus dated April 30, 2004


The following sales charge table on page 32 has been modified effective March 25, 2004 and is set to expire on April 30, 2004.

                                 YOUR ACCOUNT

                                SALES CHARGES


						The sales charge	    Which equals
						makes up this % of	    this % of your
When you invest this amount		       the offering price	    investment*

LARGE-CAP VALUE FUND and SMALL-CAP VALUE FUND
Less than $50,000                                 5.25%			5.54%
$50,000 but less than $100,000		            4.50%			4.71%
$100,000 but less than $250,000		    3.75%			3.90%
$250,000 but less than $500,000		    2.50%			2.56%
$500,000 but less than $1,000,000		    2.00%			2.04%
$1,000,000 or more				    NONE			NONE
____________
*   Rounded to nearest one-hundredth percent.


The following dealer compensation table on page 38 has been modified effective March 25, 2004 and is set to expire on April 30, 2004.


LARGE-CAP VALUE FUND and SMALL-CAP VALUE FUND

Commission(%)
Investment under $50,000				4.50%
$50,000 but under $100,000				3.75%
$100,000 but under $250,000				3.00%
$250,000 but under $500,000				2.00%
$500,000 but under $1,000,000				1.50%
$1,000,000 or more					1.00%
12b-1 fee to dealer					0.40%